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                                     FORM N-SAR
                                 SEMI-ANNUAL REPORT
                        FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:   /  /    (a)

          or fiscal year ending:   12/31/04   (b)

Is this a transition report? (Y/N)  N
                                  -----

Is this an amendment to a previous filing? (Y/N)  N
                                                -----

Those items or sub-items with a box "/X/" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.   A.   Registrant Name:  Southern Farm Bureau Life Variable Life Account
     B.   File Number: 811-10477
     C.   Telephone Number: 601-981-7422

2.   A.   Street:  1401 Livingston Lane
     B.   City: Jackson           C. State: MS  D. Zip Code: 39213     Zip Ext:
     E.   Foreign Country:                           Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)         N
                                                               -----------------

4.   Is this the last filing on this form by Registrant? (Y/N)          N
                                                             -------------------

5.   Is Registrant a small business investment company (SBIC)? (Y/N)    N
                                                                    ------------
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                 Y
                                                         -----------------------
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.   A. Is Registrant a series or multiple portfolio company? (Y/N)
                                                                   -------------
        [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant
        have at the end of the period?                       -------------------


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For period ending 12/31/04                              If filing more than one
                                                         Page 2, "X" box:   / /
File number 811-10477


     C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                                 Is this the
        Series                                                   last filing
        Number             Series Name                        for this series?
       --------   ----------------------------------------    ----------------
          1                                                        (Y/N)



(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

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For period ending 12/31/04                              If filing more than one
                                                         Page 50, "X" box:  / /
File number 811-10477


123. /X/ State the total value of the additional units considered in answering
         item 122 ($000's omitted)                                     $
                                  ------------------------------------ ------

124. /X/ State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed
         in the subsequent series) ($000's omitted)                    $
                                                   ------------------- ------

125. /X/ State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
         of units of all series of Registrant ($000's omitted)         $
                                                              -------- ------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's
         omitted)                                                     $ 0
                 ---------------------------------------------------- ------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                               Number of       Total Assets          Total Income
                                                Series           ($000's            Distributions
                                              Investing          omitted)          ($000's omitted)
                                             -----------      --------------      ------------------
A. U.S. Treasury direct issue                                  $                    $
                                              ---------         ---------            ---------
B. U.S Government agency                                       $                    $
                                              ---------         ---------            ---------
C. State and municipal tax-free                                $                    $
                                              ---------         ---------            ---------
D. Public utility debt                                         $                    $
                                              ---------         ---------            ---------
E. Brokers or dealers debt or debt of
   brokers' or dealers' parent                                 $                    $
                                              ---------         ---------            ---------
F. All other corporate intermed. & long-
   term debt                                                   $                    $
                                              ---------         ---------            ---------
G. All other corporate short-term debt                         $                    $
                                              ---------         ---------            ---------
H. Equity securities of brokers or dealers
   or parents of brokers or dealers                            $                    $
                                              ---------         ---------            ---------
I. Investment company equity securities                        $                    $
                                              ---------         ---------            ---------
J. All other equity securities                    1            $ 730                $
                                              ---------         ---------            ---------
K. Other securities                                            $                    $
                                              ---------         ---------            ---------
L. Total assets of all series of registrant       1            $ 730                $
                                              ---------         ---------            ---------


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For period ending 12/31/04                              If filing more than one
                                                         Page 51, "X" box:  / /
File number 811-10477


128. /X/ Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                      -----------------------------------------------   ------
         [If answer is "N" (No), go to item 131.]                          Y/N

129. /X/ Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                              ---------------------------------------   ------
         [If answer is "N" (No), go to item 131.]                          Y/N

130. /X/ In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                       ------------------------------   ------
                                                                           Y/N

131.     Total expenses incurred by all series of Registrant during the current
         reporting period ($000's omitted)                              $ 5
                                      ------------------------------ ---------

132. /X/ List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-           811-           811-           811-           811-
         -----          -----          -----          -----          -----
     811-           811-           811-           811-           811-
         -----          -----          -----          -----          -----
     811-           811-           811-           811-           811-
         -----          -----          -----          -----          -----
     811-           811-           811-           811-           811-
         -----          -----          -----          -----          -----
     811-           811-           811-           811-           811-
         -----          -----          -----          -----          -----
     811-           811-           811-           811-           811-
         -----          -----          -----          -----          -----
     811-           811-           811-           811-           811-
         -----          -----          -----          -----          -----
     811-           811-           811-           811-           811-
         -----          -----          -----          -----          -----
     811-           811-           811-           811-           811-
         -----          -----          -----          -----          -----


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This report is signed on behalf of the registrant (or depositor or trustee).

City of: Jackson        State of: Mississippi        Date: February 7, 2005

SOUTHERN FARM BUREAU LIFE
VARIABLE LIFE ACCOUNT

    /s/ J. Joseph Stroble                          /s/ Joseph A. Purvis
--------------------------------------   --------------------------------------
By: J. Joseph Stroble                    Witness: Joseph A. Purvis
    Executive Vice President                      Senior Vice President, General
    and Chief Executive Officer                   Counsel and Secretary